LOSS PER SHARE - Weighted average number of shares excluded from calculation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Series A convertible redeemable preferred shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)		77,000,000	77,000,000
Series B convertible redeemable preferred shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)		37,748,300	37,748,300
Series C convertible redeemable preferred shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)		44,286,448	44,286,448
Series D convertible redeemable preferred shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)		64,001,162	64,001,162
Series E Convertible Redeemable Preferred Shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)		93,580,586	93,580,586
Series F convertible redeemable preferred shares
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)		116,857,842	46,422,978
Share options
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)	42,253,493	37,951,132	34,158,863
Restricted share units
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)	16,188,798	4,505,362	5,676,866